Provision for contingencies - Additional Information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	R$ 171,299
Judicial deposits	14,887	R$ 20,448
Tax
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	147,773
Linx
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	164,259
Linx | Tax
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	82,012
Claims Against Merchants Accredited to Stone
Disclosure of other provisions [line items]
Contingent liability	12,579	10,835
Lawsuits Brought by Merchants Characterized as Customers of a Sub-acquirer
Disclosure of other provisions [line items]
Contingent liability	8,186	1,255
Lawsuits Filed by a Commercial Partner
Disclosure of other provisions [line items]
Contingent liability	9,728	103
Lawsuit Filed by Financial Institution Victim of Fraud
Disclosure of other provisions [line items]
Contingent liability	6,249	5,631
Lawsuits Connected with its Operation
Disclosure of other provisions [line items]
Contingent liability	35,088	7,939
Labor Court Lawsuits
Disclosure of other provisions [line items]
Contingent liability	23,756	R$ 10,335
Dispute Against Market Participant
Disclosure of other provisions [line items]
Contingent liability	27,203
Probable contingent liability	1,185
Annulment of Tax Debits Regarding Tax Assessment
Disclosure of other provisions [line items]
Contingent liability	R$ 21,934
ICMS tax rate	0.25
Fine rate	0.50
Annulment of Tax Debits Regarding Tax Assessment | Linx
Disclosure of other provisions [line items]
Contingent liability	R$ 27,376